Schedule of changes in warranty costs provision (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Warranty costs provision, Beginning of year		€ 1,062	€ 1,287
Amounts used during the year (payments)	(711)	(694)
New Warranty Expenses	354	469
Warranty costs provision, End of year	705	1,062
WarrantyCostsProvision	200	396
Current portion of provision for warranty costs	€ (505)	€ (666)